Fair value measurements - Summary of Financial Instruments Measured or Disclosed at Fair Value on Recurring Basis (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Assets
Available-for-sale debt investments	¥ 163,027	¥ 283,054
Recurring
Assets
Available-for-sale debt investments	163,027	283,054
Level 3 | Recurring
Assets
Available-for-sale debt investments	¥ 163,027	¥ 283,054